Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended			24 Months Ended		48 Months Ended	3 Months Ended		4 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	May 31, 2016	May 28, 2014	Jun. 30, 2014	Mar. 31, 2014	May 06, 2014
Related Party Transaction [Line Items]
Restricted cash	$ 6,669,000	$ 24,962,000		$ 6,669,000
Other long-term assets	690,000	5,533,000		690,000
Depreciation method	straight line
Scrap value per light weight ton			285	360
Vessels estimated useful life	25 years
Interest costs capitalized	3,290,000	6,149,000	14,240,000
Impairment loss	11,690,000	0	0
Net proceeds from sale of vessel	232,956,000	17,407,000	0
Assumed annual increase in management fees	3.00%
Utilization rate of fleet	98.60%
Amortization of deferred financing cost	7,275,000	3,252,000	2,820,000
Series D Convertible Preferred Stock	12,000,000	12,000,000		12,000,000
Interval between vessel drydockings / special surveys	Every 30 or 60 months
Amortization of dry dock and special survey costs	1,979,000	3,096,000	2,622,000
Accumulated amortization of dry dock and special survey	880,000	6,351,000		880,000
Profit sharing arrangement	6,710,000	4,360,000	2,014,000
Revenue for vessels operating in pooling arrangements, net of expenses	16,974,000	0	0
Fixed dry dock expenses reimbursement agreement to the Manager	Effective March 30, 2012, Navios Acquisition can, upon request to Navios Holdings, partially or fully defer the reimbursement of drydocking and other extraordinary fees and expenses under the Management Agreement to a later date, but not later than January 5, 2016, and if reimbursed on a later date, such amounts will bear interest at a rate of 1% per annum over LIBOR. Effective September 28, 2012, Navios Acquisition can, upon request, reimburse Navios Holdings partially or fully, for any fixed management fees outstanding for a period of not more than nine months under the Management Agreement at a later date, but not later than January 5, 2016, and if reimbursed on a later date, such amounts will bear interest at a rate of 1% per annum over LIBOR.
Non- cash settlement recognized	0	3,446,000	0
General and administrative expenses	14,588,000	7,017,000	3,853,000
Stock Option
Related Party Transaction [Line Items]
General and administrative expenses	5,254,000
Series D Convertible Preferred Stock
Related Party Transaction [Line Items]
Series D Convertible Preferred Stock	12,000,000	12,000,000	6,000,000	12,000,000
Preferred stock - dividend rate percentage	6.00%
Convertible preferred stock - terms of conversion	The Series D Preferred Stock will mandatorily convert into shares of common stock 30 months after issuance at a price per share of common stock equal to $10.00. The holder of the preferred stock shall have the right to convert the shares of preferred stock into common stock prior to the scheduled maturity dates at a price of $7.00 per share of common stock. The preferred stock does not have any voting rights. Navios Acquisition is obligated to redeem the Series D Preferred Stock (or converted common shares) at holder's option exercisable beginning on 18 months after issuance, at par payable at up to 12 equal quarterly installments.
Common Stock
Related Party Transaction [Line Items]
Compensation cost relating to service conditions of non-vested stock options	401,000			401,000
Compensation cost relating to service conditions of non-vested restricted stock	2,825,000			2,825,000
Weighted average period of recognition	1 year 9 months 26 days
Retention and pledged accounts
Related Party Transaction [Line Items]
Restricted cash	6,669,000	7,555,000		6,669,000
Cash Collateral Due to Senior Notes
Related Party Transaction [Line Items]
Restricted cash		17,407,000
MR2 Product Tanker Vessel
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings					6,000	6,000
Fixed dry dock expense payable to Navios Holdings						300,000
MR2 Chemical Tanker Vessel
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings					6,000	6,000
Fixed dry dock expense payable to Navios Holdings						300,000
LR1 Product Tanker Vessel
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings					7,000	7,000
Fixed dry dock expense payable to Navios Holdings						300,000
VLCC
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings					9,500	10,000
Decrease in daily management fee						5.00%
Long Lived Assets
Related Party Transaction [Line Items]
Impairment loss	10,718,000	0	0
Advances of certain counterparties for working capital purposes
Related Party Transaction [Line Items]
Other long-term assets	690,000	3,897,000		690,000
Defaulted charterer
Related Party Transaction [Line Items]
Other long-term assets		1,177,000
Impairment loss							(972,000)
Non- cash settlement recognized		3,446,000
Shinyo Splendor
Related Party Transaction [Line Items]
Impairment loss								10,718,000
Net proceeds from sale of vessel									$ 18,315,000